CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues (including RMB1,449,927, RMB1,778,640 and RMB 2,816,995 with related parties for the years ended December 31, 2016, 2017 and 2018, respectively)	¥ 3,645,335	$ 530,192	¥ 2,048,896	¥ 1,556,476
Cost of revenues (including RMB1,198,295, RMB1,355,493 and RMB2,141,123 with related parties for the years ended December 31, 2016, 2017 and 2018, respectively)	2,705,885	393,555	1,554,194	1,280,324
Gross profit	939,450	136,637	494,702	276,152
Operating expenses
Selling and marketing	96,538	14,041	44,026	27,821
General and administrative	213,973	31,121	114,880	102,644
Research and development	263,220	38,284	153,827	132,304
Total operating expenses	573,731	83,446	312,733	262,769
Operating income	365,719	53,191	181,969	13,383
Other income and expenses
Interest income	11,595	1,686	3,003	754
Realized gain from investments	261	38	2,373
Gain from fair value change of long-term investments	7,860	1,143
Impairment loss from long-term investments	7,590	1,104
Other income, net	8,768	1,275	4,555	14,726
Income before income tax and (loss)/income from equity method investments	386,613	56,229	191,900	28,863
Provision for income taxes	(52,036)	(7,568)	(27,611)	(3,088)
Income before (loss)/income from equity method investments	334,577	48,661	164,289	25,775
(Loss)/income from equity method investments	1,743	254	2,806	(1,829)
Net income	336,320	48,915	167,095	23,946
Less: Net loss attributable to noncontrolling interest	(3,726)	(542)	(587)
Net income attributable to Huami Corporation	340,046	49,457	167,682	23,946
Less: Deemed dividend to preferred shareholders	209,752	30,507
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	12,210	1,776	80,291
Net (loss)/income attributable to ordinary shareholders of Huami Corporation	¥ 113,490	$ 16,505	¥ 46,120	¥ (12,122)
Net (loss)/income per share attributable to ordinary shareholders of Huami Corporation
Basic (loss)/income per ordinary share | (per share)	¥ 0.54	$ 0.08	¥ 0.68	¥ (0.22)
Diluted (loss)/income per ordinary share | (per share)	¥ 0.51	$ 0.07	¥ 0.65	¥ (0.22)
Weighted average number of shares used in computing net (loss)/income per share
Ordinary share - basic | shares	211,873,704	211,873,704	67,777,592	55,612,626
Ordinary share - diluted | shares	225,034,650	225,034,650	76,291,901	55,612,626
Series A Preferred Shares
Other income and expenses
Accretion of Preferred Shares	¥ 177	$ 26	¥ 3,762	¥ 3,209
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	4,521		48,753
Series B-1 Preferred Shares
Other income and expenses
Accretion of Preferred Shares	368	54	3,127	2,738
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	126		1,361
Series B-2 Preferred Shares
Other income and expenses
Accretion of Preferred Shares	4,049	$ 589	34,382	¥ 30,121
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	¥ 1,319		¥ 14,220